Equity - Additional Information (Detail) shares in Millions, $ in Billions	12 Months Ended
Oct. 31, 2020 CAD ($) shares
Treasury shares [member]
Disclosure of classes of share capital [line items]
Maximum number of shares to be issued in addition | shares	38.9
Preferred shares [member]
Disclosure of classes of share capital [line items]
Explanation of fact that shares without nominal or have no par value	An unlimited number of First Preferred Shares and Second Preferred Shares without nominal or par value
First preference shares [member]
Disclosure of classes of share capital [line items]
Preferred stock Par value	0
Aggregate consideration on authorised shares | $	$ 20
Second preference shares [member]
Disclosure of classes of share capital [line items]
Preferred stock Par value	0
Aggregate consideration on authorised shares | $	$ 5
Common shares [member]
Disclosure of classes of share capital [line items]
Explanation of fact that shares without nominal or have no par value	An unlimited number of shares without nominal or par value may be issued.
Common stock no par value per share	0
Shares available for future issuances | shares	42.9